Earnings (loss) per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share (EPS)
Summary of Profit (Loss) Attributable to Equity Holders of the Parent and the Share Data Used in the Basic and Diluted EPS Computations

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2020			2019			2018
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
Profit (loss) attributable to equity holders of the parent	8,534	8,246	16,780	(4,379)	(5,052)	(9,431)	(37,047)	(45,333)	(82,380)
Weighted average number of common shares outstanding (thousand)	28,357	27,401		23,938	27,614		22,603	27,658
Effects of dilution from:
Share-based compensation plan (thousands)	161	—		337	—		153	—

Basic earnings (loss) per share - R$	0.30	0.30		(0.18)	(0.18)		(1.64)	(1.64)
Diluted earnings (loss) per share - R$	0.30	0.30		(0.18)	(0.18)		(1.64)	(1.64)